American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio
April 30, 2021

One Choice 2030 Portfolio - Schedule of Investments
APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 38.4%
Focused Dynamic Growth Fund G Class	185,363	11,095,859
NT Disciplined Growth Fund G Class	3,912,526	61,778,783
NT Equity Growth Fund G Class	6,685,947	84,710,950
NT Focused Large Cap Value Fund G Class	15,333,626	199,643,805
NT Growth Fund G Class	4,831,853	107,991,920
NT Heritage Fund G Class	3,744,702	61,637,800
NT Mid Cap Value Fund G Class	7,509,892	112,423,077
Small Cap Growth Fund G Class	832,088	23,506,482
Small Cap Value Fund G Class	2,189,123	24,999,781
Sustainable Equity Fund G Class	3,626,352	155,933,124
		843,721,581
Domestic Fixed Income Funds — 35.8%
Inflation-Adjusted Bond Fund G Class	7,916,609	100,461,771
NT Diversified Bond Fund G Class	38,812,764	433,538,575
NT High Income Fund G Class	9,615,973	96,159,730
Short Duration Fund G Class	9,019,971	94,529,293
Short Duration Inflation Protection Bond Fund G Class	5,529,050	60,930,127
		785,619,496
International Equity Funds — 13.6%
Non-U.S. Intrinsic Value Fund G Class	2,244,740	22,963,691
NT Emerging Markets Fund G Class	1,919,382	29,347,348
NT Global Real Estate Fund G Class	2,550,014	31,135,675
NT International Growth Fund G Class	6,843,877	100,878,752
NT International Small-Mid Cap Fund G Class	1,685,352	24,960,063
NT International Value Fund G Class	8,636,608	90,511,657
		299,797,186
International Fixed Income Funds — 12.2%
Emerging Markets Debt Fund G Class	4,316,670	45,799,864
Global Bond Fund G Class	17,295,617	180,912,153
International Bond Fund G Class	2,916,133	40,650,898
		267,362,915
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,757,413,861)		2,196,501,178
OTHER ASSETS AND LIABILITIES†		2,202
TOTAL NET ASSETS — 100.0%		$2,196,503,380

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$13,851	$64	$3,727	$908	$11,096	185	$2,232	$64
NT Disciplined Growth Fund	57,610	10,203	6,773	739	61,779	3,913	1,825	7,503
NT Equity Growth Fund	78,842	8,753	12,475	9,591	84,711	6,686	866	8,753
NT Focused Large Cap Value Fund(3)	181,452	11,029	32,959	40,122	199,644	15,334	2,644	5,181
NT Growth Fund	100,942	16,601	18,942	9,391	107,992	4,832	3,870	11,144
NT Heritage Fund	60,448	6,664	12,858	7,384	61,638	3,745	4,273	5,531
NT Mid Cap Value Fund	102,881	4,217	23,082	28,407	112,423	7,510	2,663	3,125
Small Cap Growth Fund	23,771	2,217	7,370	4,888	23,506	832	1,550	2,217
Small Cap Value Fund	22,417	279	10,546	12,850	25,000	2,189	733	279
Sustainable Equity Fund	144,036	6,059	26,208	32,046	155,933	3,626	4,099	1,748
Inflation-Adjusted Bond Fund	93,235	6,640	1,861	2,448	100,462	7,917	15	444
NT Diversified Bond Fund	375,845	103,239	28,919	(16,627)	433,538	38,813	(464)	10,914
NT High Income Fund	84,365	10,274	5,147	6,668	96,160	9,616	(220)	4,158
Short Duration Fund	—	94,453	721	797	94,529	9,020	1	743
Short Duration Inflation Protection Bond Fund	52,287	6,617	583	2,609	60,930	5,529	4	477
Non-U.S. Intrinsic Value Fund	22,426	545	6,832	6,825	22,964	2,245	(610)	545
NT Emerging Markets Fund	33,606	527	7,816	3,030	29,347	1,919	3,478	527
NT Global Real Estate Fund	28,225	1,081	3,321	5,151	31,136	2,550	189	489
NT International Growth Fund	94,231	5,361	13,319	14,606	100,879	6,844	4,153	3,060
NT International Small-Mid Cap Fund	25,465	980	6,314	4,829	24,960	1,685	1,344	907
NT International Value Fund	80,600	5,394	16,151	20,668	90,511	8,637	(471)	2,553
Emerging Markets Debt Fund	41,137	4,548	1,075	1,190	45,800	4,317	4	1,476
Global Bond Fund	142,172	42,905	4,015	(150)	180,912	17,296	1	1,177
International Bond Fund	41,959	3,005	4,222	(91)	40,651	2,916	582	933
U.S. Government Money Market Fund	97,399	7,856	105,255	—	—	—	—	33
	$1,999,202	$359,511	$360,491	$198,279	$2,196,501	168,156	$32,761	$73,981
(1) Underlying fund investments represent G Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.